SCHEDULE OF INVESTMENTS

Core Equity (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Cable & Satellite – 3.0%
Charter Communications, Inc., Class A(A)	13	$5,695
Comcast Corp., Class A	335	11,525

		17,220

Integrated Telecommunication Services – 1.7%
Verizon Communications, Inc.	177	9,499

Interactive Home Entertainment – 1.6%
Take-Two Interactive Software, Inc.(A)	76	8,999

Interactive Media & Services – 4.1%
Alphabet, Inc., Class A(A)	12	14,008
Facebook, Inc., Class A(A)	54	8,948

		22,956

Movies & Entertainment – 1.2%
Netflix, Inc.(A)	19	6,964

Total Communication Services - 11.6%		65,638

Consumer Discretionary
Auto Parts & Equipment – 0.9%
Aptiv plc	100	4,900

Automotive Retail – 1.5%
AutoZone, Inc.(A)	10	8,865

Footwear – 1.5%
NIKE, Inc., Class B	106	8,763

Home Improvement Retail – 0.8%
Home Depot, Inc. (The)	24	4,517

Internet & Direct Marketing Retail – 3.9%
Amazon.com, Inc.(A)	11	22,034

Total Consumer Discretionary - 8.6%		49,079

Consumer Staples
Food Distributors – 0.4%
Sysco Corp.	52	2,376

Household Products – 1.7%
Procter & Gamble Co. (The)	86	9,506

Hypermarkets & Super Centers – 5.3%
Costco Wholesale Corp.	43	12,329
Wal-Mart Stores, Inc.	158	17,989

		30,318

Total Consumer Staples - 7.4%		42,200

Energy
Oil & Gas Refining & Marketing – 1.2%
Phillips 66	126	6,755

Total Energy - 1.2%		6,755

Financials
Asset Management & Custody Banks – 3.2%
Apollo Global Management LLC	51	1,707
Blackstone Group, Inc. (The), Class A	181	8,264
KKR & Co.	349	8,187

		18,158

Financial Exchanges & Data – 2.0%
S&P Global, Inc.	47	11,531

Insurance Brokers – 2.5%
Aon plc	86	14,138

Investment Banking & Brokerage – 1.9%
Morgan Stanley	314	10,681

Other Diversified Financial Services – 1.5%
Citigroup, Inc.	194	8,190

Property & Casualty Insurance – 2.3%
Progressive Corp. (The)	180	13,262

Total Financials - 13.4%		75,960

Health Care
Health Care Equipment – 4.4%
Danaher Corp.	84	11,611
Zimmer Holdings, Inc.	130	13,094

		24,705

Health Care Services – 1.6%
CVS Caremark Corp.	154	9,126

Managed Health Care – 3.3%
UnitedHealth Group, Inc.	75	18,666

Pharmaceuticals – 3.8%
Eli Lilly and Co.	81	11,274
Zoetis, Inc.	90	10,576

		21,850

Total Health Care - 13.1%		74,347

Industrials
Aerospace & Defense – 3.3%
Lockheed Martin Corp.	56	18,827

Environmental & Facilities Services – 1.5%
Waste Connections, Inc.	112	8,711

Railroads – 2.2%
Union Pacific Corp.	86	12,170

Trading Companies & Distributors – 0.9%
United Rentals, Inc.(A)	48	4,928

Total Industrials - 7.9%		44,636

Information Technology
Communications Equipment – 4.1%
Cisco Systems, Inc.	360	14,142
Motorola Solutions, Inc.	68	9,063

		23,205

Data Processing & Outsourced Services – 6.1%
Fidelity National Information Services, Inc.	92	11,143
Fiserv, Inc.(A)	120	11,379
MasterCard, Inc., Class A	49	11,943

		34,465

Electronic Manufacturing Services – 1.5%
TE Connectivity Ltd.	138	8,682

Semiconductors – 3.4%
Analog Devices, Inc.	118	10,584
Texas Instruments, Inc.	87	8,700

		19,284

Systems Software – 7.6%
Microsoft Corp.	271	42,804

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	65	16,409

Total Information Technology - 25.6%		144,849

Materials
Specialty Chemicals – 1.6%
Sherwin-Williams Co. (The)	19	8,882

Total Materials - 1.6%		8,882

Real Estate
Health Care REITs – 0.7%
Welltower, Inc.	85	3,906

Total Real Estate - 0.7%		3,906

Utilities
Electric Utilities – 2.3%
NextEra Energy, Inc.	54	12,942

Total Utilities - 2.3%		12,942

TOTAL COMMON STOCKS – 93.4%		$529,194

(Cost: $543,971)

SHORT-TERM SECURITIES

Money Market Funds(B) - 5.0%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.310%	28,477	28,477

TOTAL SHORT-TERM SECURITIES – 5.0%		$28,477

(Cost: $28,477)

TOTAL INVESTMENT SECURITIES – 98.4%		$557,671

(Cost: $572,448)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		8,952

NET ASSETS – 100.0%		$566,623

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at March 31, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$529,194	$—	$—
Short-Term Securities	28,477	—	—

Total	$557,671	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$572,448

Gross unrealized appreciation	39,761
Gross unrealized depreciation	(54,538)

Net unrealized depreciation	$(14,777)